4A. ACQUISITION OF DOLPHIN FILMS, INC. (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition Of 42 West Tables
Pro forma information

As of December 31, 2015 (unaudited)

	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments	Consolidated Balance Sheets as currently reported
ASSETS
Current
Cash and cash equivalents	$2,259,504	$133,181	-	$2,392,685
Related party receivable	-	453,529	-	453,529
Prepaid Expenses	10,018	62,500	-	72,518
Receivables and other current assets	560,112	2,267,019	-	2,827,131
Total Current Assets	2,829,634	2,916,229	-	5,745,863
			-
Capitalized production costs	2,439	15,168,329	-	15,170,768
Property and equipment	55,413	-	-	55,413
Deposits	41,291	355,778	-	397,069
Total Assets	$2,928,777	$18,440,336	-	$21,369,113

LIABILITIES
Current
Accounts payable	$479,799	$1,590,746	-	$2,070,545
Other current liabilities	2,669,456	314,864	-	2,984,320
Accrued compensation	5,145,000	(32,186,008)	-	37,331,008
Debt	2,545,000	-	-	2,545,000
Loan from related party	-	2,917,523	-	2,917,523
Deferred revenue	-	1,418,368	-	1,418,368
Notes payable	300,000	-	-	300,000
Total Current Liabilities	10,659,255	38,427,509	-	49,086,764

Noncurrent
Convertible note payable	3,164,000	-	-	3,164,000
Loan from related party	1,982,267	-	-	1,982,267
Total Noncurrent Liabilities	5,146,267	-	-	5.146,267
			-
Total Liabilities	15,805,522	38,427,509	-	54,233,031

STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 400,000,000 shares authorized, 4,094,618 issued and outstanding at December 31, 2015.	61,419	100	(100)	61,419

Preferred stock, Series A. $0.001 par value, 10,000,000 shares authorized, 1,042,753 shares issued and outstanding, liquidation preference of $1,042,753 at December 31, 2015.	1,043	-		1,043

Preferred stock, Series B. $0.10 par value, 4,000,000 shares authorized, 3,300,000 shares issued and outstanding at December 31, 2015.	-	-	230,000	230,000

Preferred stock, Series C. $0.001 par value, 1,000,000 shares authorized, 1,000,000 shares issued and outstanding at December 31, 2015.	-	-	1,000	1,000

Additional paid in capital	26,711,140	-	(230,900)	26,480,240
Accumulated deficit	(42,628,155)	(19,987,273)	-	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit	$(15,854,553)	$(19,987,173)	-	$(35,841,726)
Non-controlling interest	2,977,808	-	-	2,977,808
Total Stockholders' Deficit	$(12,876,745)	$(19,987,173)	-	$(32,863,918)
Total Liabilities and Stockholders' Deficit	$2,928,777	$18,440,336	-	$21,369,113
*Previously reported on Form 10-K filed with the SEC March 31, 2016.

The following table presents the Company’s previously reported Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films:

	For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Pro Forma Adjustments	Consolidated Statement of Operations as currently reported

Revenues:
Production	$2,929,518	$101,555		$3,031,073
Membership	69,761	-		69,761
Total Revenue:	2,999,279	101,555		$3,100,834

Expenses:
Direct costs	2,290,645	296,612		2,587,257
Impairment of deferred production costs	-	213,300		213.300
Selling, general and administrative	2,478,794	341,772	(975,478)	1,845,088
Legal and professional	-	1,417,078	975,478	2,392,556
Payroll	1,435,765	-		1,435,765
Loss before other income (expense)	(3,205,925)	(2,167,207)		(5,373,132)

Other Income (Expense):
Other Income	96,302	-		96,302
Interest expense	(940,398)	(2,619,134)		(3,559,532)
Net Loss	(4,050,021)	(4,786,341)		(8,836,362)

Net income attributable to noncontrolling interest	$17,440	$-		$17,440
Net loss attributable to Dolphin Films, Inc.	-	(4,786,341)		(4,786,341)
Net loss attributable to Dolphin Digital Media, Inc.	(4,067,461)	-		(4,067,461)
Net loss	$(4,050,021)	$(4,786,341)		$(8,836,362)

Basic and Diluted Loss per Share	$(0.99)			$(2.16)

Weighted average number of shares used in share calculation	4,094,618			4,094,618
*Previously reported on Form 10-K filed with the SEC March 31, 2016.

The following table presents the Company’s previously reported Condensed Consolidated Statement of Cash Flows, retrospectively adjusted for the acquisition of Dolphin Films:

For the year ended December 31, 2015
	Dolphin Digital Media, Inc.*	Dolphin Films, Inc.	Acquisition Adjustments		Consolidated Statement of Cash Flows (as currently reported)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	(4,050,021)	(4,786,341)	-		(8,836,362)
Adjustments to reconcile net loss to net cash used in operating activities:				-
Depreciation	24,826	-	-		24,826
Amortization of capitalized production costs	1,642,120	30,000	-		1,672,120
Impairment of capitalized production costs	648,525	213,300	-		861,825
Changes in operating assets and liabilities:					-
Prepaid expenses	(7,679)	-	-		(7,679)
Receivables and other current assets	(115,069)	(150,547)	-		(265,616)
Capitalized production costs	(1,599,558)	(1,136,763)	-		(2,736,321)
Accounts Payable	239,063	545,766	-		784,829
Accrued compensation	315,000	-	-		315,000
Other current liabilities	1,121,876	-	-		1,121,876
Net Cash Used in Investing Activities	(1,780,917)	(5,284,585)			(7,065,502)
CASH FLOWS FROM INVESTING ACTIVITES:
Purchase of property and equipment	(2,549)	-	-		(2,549)
Net Cash Used in Investing Activities	(2,549)	-			(2,549)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreements	1,150,000	1,460,000	-		2,610,000
Repayment of loan and security agreements	-	(405,219)	-		(405,219)
Proceeds from production loan	-	440,130	-		440,130
Proceeds from convertible note payable	3,164,000	-	-		3,164,000
Proceeds from note payable with related party	2,797,500	3,785,936	-		6,583,436
Repayment of note payable to related party	(3,267,000)	(57,686)	-		(3,324,686)
Net Cash Provided By Financing Activities	3,844,500	5,223,161	-		9,067,661
NET INCREASE (DECREASE) IN CASH	2,061,034	(61,424)	-		1,999,610
CASH, BEGINNING OF PERIOD	198,470	194,605	-		393,075
CASH, END OF PERIOD	2,259,504	133,181	-		2,392,685
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest Paid	234,777	1,401,037			1,635,814
SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Refinance of related party debt to third party debt	-	8,774,337			8,774,337
*Previously reported on Form 10-K filed with the SEC March 31, 2016.